UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 43.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.5%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$524,896

		$524,896

Automotive — 0.9%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$432,065
Ford Motor Co., 7.45%, 7/16/31(1)	500	624,375

		$1,056,440

Banks — 5.0%
American Express Co., 8.125%, 5/20/19	$530	$718,091
Bank of America Corp., MTN, 5.65%, 5/1/18	435	496,650
Barclays Bank PLC, 5.00%, 9/22/16	380	422,493
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	422,979
Citigroup, Inc., 4.50%, 1/14/22	390	429,131
Discover Bank, 8.70%, 11/18/19	400	517,281
Fifth Third Bancorp, 3.625%, 1/25/16	500	539,882
JPMorgan Chase & Co., 4.35%, 8/15/21	360	397,610
Morgan Stanley, 3.45%, 11/2/15	250	256,375
PNC Funding Corp., 5.125%, 2/8/20	565	670,677
UBS AG/Stamford, CT, MTN, 5.875%, 7/15/16	350	383,197
Wachovia Bank NA, 6.00%, 11/15/17	420	507,173

		$5,761,539

Beverages — 1.1%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$211,393
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	538,670
Diageo Investment Corp., 4.25%, 5/11/42	500	547,013

		$1,297,076

Broadcasting and Cable — 1.4%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	$400	$435,000
Comcast Corp., 6.95%, 8/15/37	300	410,249
Time Warner, Inc., 5.875%, 11/15/16	620	736,018

		$1,581,267

Commercial Services — 1.9%
Corrections Corp. of America, 7.75%, 6/1/17	$380	$409,450
Hillenbrand, Inc., 5.50%, 7/15/20	400	445,180
Waste Management, Inc., 7.375%, 3/11/19	460	590,733
Western Union Co. (The), 6.20%, 11/17/36	700	800,491

		$2,245,854

Communications Services — 1.2%
Crown Castle International Corp., 9.00%, 1/15/15	$270	$290,925
Motorola Solutions, Inc., 6.00%, 11/15/17	550	657,307
Verizon Communications, Inc., 5.85%, 9/15/35	320	406,498

		$1,354,730

Security	Principal Amount (000’s omitted)	Value
Diversified Manufacturing — 2.7%
Caterpillar, Inc., 3.90%, 5/27/21	$450	$511,505
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	609	717,011
Joy Global, Inc., 5.125%, 10/15/21	465	517,030
LVMH Moet Hennessy Louis Vuitton SA, 1.625%, 6/29/17(2)	600	605,926
Tyco Electronics Group SA, 6.55%, 10/1/17	620	750,758

		$3,102,230

Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$448,856

		$448,856

Electric Utilities — 1.9%
Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$563,750
Florida Power & Light Co., 4.125%, 2/1/42	400	437,601
Georgia Power Co., 4.30%, 3/15/42	375	402,289
PPL Energy Supply, LLC, 6.50%, 5/1/18(1)	650	770,355

		$2,173,995

Electrical and Electronic Equipment — 1.3%
Agilent Technologies, Inc., 6.50%, 11/1/17	$330	$404,361
Amphenol Corp., 4.00%, 2/1/22	460	486,597
Energizer Holdings, Inc., 4.70%, 5/19/21	550	583,647

		$1,474,605

Energy — 1.2%
Cameron International Corp., 4.50%, 6/1/21	$600	$655,772
Petrobras International Finance Co., 7.875%, 3/15/19	570	718,928

		$1,374,700

Financial Services — 2.0%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$514	$546,984
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	400	407,690
Invesco, Ltd., 5.375%, 12/15/14	650	706,642
Janus Capital Group, Inc., 6.70%, 6/15/17	370	419,284
Lender Processing Services, Inc., 5.75%, 4/15/23	250	255,312

		$2,335,912

Foods — 0.3%
Ralcorp Holdings, Inc., 4.95%, 8/15/20	$365	$383,435

		$383,435

Health Services — 1.2%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	$400	$427,000
HCA, Inc., 6.50%, 2/15/20	500	557,500
McKesson Corp., 6.50%, 2/15/14	340	365,989

		$1,350,489

Home Construction — 1.1%
Lennar Corp., 5.60%, 5/31/15	$400	$428,000
MDC Holdings, Inc., 5.625%, 2/1/20	320	350,615
NVR, Inc., 3.95%, 9/15/22	540	554,961

		$1,333,576

Household Products — 0.5%
Clorox Co. (The), 3.05%, 9/15/22	$565	$577,462

		$577,462

Security	Principal Amount (000’s omitted)	Value
Insurance — 1.1%
American International Group, Inc., 6.25%, 5/1/36	$200	$257,145
American International Group, Inc., MTN, 5.85%, 1/16/18	320	372,123
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	310	367,465
Willis Group Holdings PLC, 4.125%, 3/15/16	265	281,566

		$1,278,299

Lodging and Gaming — 1.6%
International Game Technology, 7.50%, 6/15/19	$100	$120,131
Penn National Gaming, Inc., 8.75%, 8/15/19	540	607,500
Sheraton Holding Corp., 7.375%, 11/15/15	650	756,471
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	345	413,730

		$1,897,832

Medical Products — 1.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$616,000
Cardinal Health, Inc., 3.20%, 6/15/22	600	617,202

		$1,233,202

Mining — 0.5%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22	$600	$627,093

		$627,093

Office Equipment/Supplies — 0.6%
Xerox Corp., MTN, 7.20%, 4/1/16	$650	$756,783

		$756,783

Oil and Gas-Equipment and Services — 3.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$688,099
FMC Technologies, Inc., 3.45%, 10/1/22	610	620,688
Rowan Cos., Inc., 7.875%, 8/1/19	500	620,837
Total Capital International SA, 2.70%, 1/25/23	490	500,705
Transocean, Inc., 2.50%, 10/15/17	565	568,935
Weatherford Bermuda, 4.50%, 4/15/22	610	639,309

		$3,638,573

Pipelines — 1.0%
Enterprise Products Operating, LLC, 6.50%, 1/31/19	$213	$264,536
Kinder Morgan Energy Partners , LP, 3.45%, 2/15/23	500	516,018
Rockies Express Pipeline, LLC, 6.25%, 7/15/13(2)	400	410,000

		$1,190,554

Real Estate Investment Trusts (REITs) — 1.7%
BRE Properties, Inc., 5.50%, 3/15/17	$660	$747,884
DDR Corp., 4.625%, 7/15/22	225	245,188
DDR Corp., 9.625%, 3/15/16	430	535,782
Vornado Realty, LP, 5.00%, 1/15/22	400	443,538

		$1,972,392

Retail-Drug Stores — 0.5%
Walgreen Co., 5.25%, 1/15/19	$540	$634,789

		$634,789

Security	Principal Amount (000’s omitted)	Value
Retail-Specialty and Apparel — 3.3%
AutoZone, Inc., 4.00%, 11/15/20	$750	$820,108
Dollar General Corp., 4.125%, 7/15/17	520	546,000
Kohl’s Corp., 4.00%, 11/1/21(1)	700	763,073
Limited Brands, Inc., 6.625%, 4/1/21	470	535,800
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	759,722
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	420	449,400

		$3,874,103

Software — 0.5%
Fiserv, Inc., 3.50%, 10/1/22	$565	$568,308

		$568,308

Tobacco — 1.2%
Lorillard Tobacco Co., 2.30%, 8/21/17	$615	$620,902
Philip Morris International, Inc., 5.65%, 5/16/18	612	750,890

		$1,371,792

Toys, Games & Hobbies — 0.8%
Hasbro, Inc., 6.35%, 3/15/40	$735	$878,160

		$878,160

Transportation — 1.4%
Burlington Northern Santa Fe, LLC, 4.375%, 9/1/42	$400	$425,567
Kansas City Southern Mexico, 8.00%, 2/1/18	500	562,500
Ryder System, Inc., MTN, 2.50%, 3/1/17	640	651,815

		$1,639,882

Total Corporate Bonds (identified cost $46,675,310)		$49,938,824

Agency Mortgage-Backed Securities — 27.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$213	$225,082
Gold Pool #G04309, 5.50%, 5/1/38	2,257	2,456,930
Gold Pool #G18176, 5.00%, 4/1/22	374	405,082
Pool #A97620, 4.50%, 3/1/41	1,354	1,462,287
Pool #C03517, 4.50%, 9/1/40	1,430	1,540,475
Pool #G05958, 5.00%, 8/1/40	745	808,250
Pool #G06091, 5.50%, 5/1/40	1,194	1,299,425
Pool #G08348, 5.00%, 6/1/39	757	819,210
Pool #G18309, 4.50%, 5/1/24	734	785,891
Pool #G18441, 2.50%, 8/1/27	408	429,359
Pool #Q00285, 4.50%, 4/1/41	2,121	2,289,737

		$12,521,728

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Pool #889040, 5.00%, 6/1/37	$1,006	$1,095,078
Pool #890397, 3.50%, 12/1/26	212	225,351
Pool #918109, 5.00%, 5/1/37	2,191	2,386,363
Pool #929009, 6.00%, 1/1/38	1,368	1,512,124
Pool #AB1652, 3.50%, 10/1/40	342	366,809
Pool #AB4827, 3.50%, 4/1/42	812	870,328
Pool #AC8540, 4.50%, 12/1/24	537	578,385
Pool #AE0949, 4.00%, 2/1/41	1,019	1,097,541
Pool #AE0971, 4.00%, 5/1/25	321	342,385
Pool #AE4680, 4.00%, 11/1/40	486	522,768
Pool #AE7535, 4.00%, 10/1/40	1,060	1,140,123
Pool #AE7758, 3.50%, 11/1/25	705	749,440
Pool #AE9757, 4.00%, 12/1/40	208	223,683
Pool #AH1559, 4.00%, 12/1/40	231	247,978
Pool #AH3804, 4.00%, 2/1/41	1,760	1,908,161
Pool #AH6827, 4.00%, 3/1/26	951	1,015,728
Pool #AH9055, 4.50%, 4/1/41	1,543	1,672,404
Pool #AK3264, 3.00%, 2/1/27	636	674,333
Pool #AL0161, 4.00%, 4/1/41	143	153,453
Pool #AO3759, 3.50%, 5/1/42	1,374	1,472,949
Pool #MA1060, 2.50%, 5/1/27	520	546,858

		$18,802,242

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$135	$144,065

		$144,065

Total Agency Mortgage-Backed Securities (identified cost $29,986,330)		$31,468,035

Commercial Mortgage-Backed Securities — 10.0%

Security	Principal Amount (000’s omitted)	Value
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	$17	$16,774
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(4)	350	368,110
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(4)	234	237,235
CGCMT, Series 2004-C1, Class A4,
5.534%, 4/15/40(4)	400	425,814
CGCMT, Series 2012-GC8, Class A2,
1.813%, 9/10/45(4)	400	411,078
COMM, Series 2012-CR2, Class AM,
3.791%, 8/15/45	165	176,228
COMM, Series 2012-LC4, Class C,
5.825%, 12/10/44(4)	215	242,381
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	256	258,676
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38	425	428,837
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	580	632,064
ESAT, Series 2010-ESHA, Class C,
4.86%, 11/5/27(2)	500	505,737

Security	Principal Amount (000’s omitted)	Value
FMBT, Series 2012-FBLU, Class A,
2.887%, 5/5/27(2)	$400	$417,482
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	322	332,366
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	400	421,052
GMACC, Series 2002-C3, Class A2,
4.93%, 7/10/39	45	45,342
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(4)	390	405,266
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	305,325
JPMCC, Series 2010-C2, Class C,
5.713%, 11/15/43(2)(4)	500	573,227
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(2)	675	734,284
LB-UBS, Series 2003-C7, Class A4,
4.931%, 9/15/35(4)	300	309,215
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	460	478,722
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(4)	375	396,126
MSDWC, Series 2003-HQ2, Class A2,
4.92%, 3/12/35	219	220,739
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	647	658,223
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	243	247,347
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	330	337,838
ORES, Series 2012-LV1, Class A,
4.00%, 9/25/44(2)	100	100,625
RBSCF, Series 2010-MB1, Class C,
4.833%, 4/15/24(2)(4)	325	341,111
RIAL, Series 2012-LT1A, Class A,
4.75%, 2/15/25(2)	31	30,647
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	384	401,649
WBCMT, Series 2006-C28, Class A4,
5.572%, 10/15/48	320	369,828
WFCM, Series 2010-C1, Class C,
5.774%, 11/15/43(2)(4)	500	576,036
WF-RBS, Series 2012-C6, Class B,
4.697%, 4/15/45	215	233,414

Total Commercial Mortgage-Backed Securities (identified cost $11,099,894)		$11,638,798

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.8%
AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(2)	$850	$943,297

Total Asset-Backed Securities (identified cost $850,000)		$943,297

U.S. Treasury Obligations — 14.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.875%, 8/15/40	$1,220	$1,492,785
U.S. Treasury Bond, 4.50%, 5/15/38	205	275,501
U.S. Treasury Note, 1.75%, 5/15/22	11,500	11,668,015
U.S. Treasury Note, 2.00%, 4/30/16	230	243,171
U.S. Treasury Note, 3.50%, 2/15/18	20	22,948
U.S. Treasury Note, 4.00%, 2/15/15	1,940	2,110,811
U.S. Treasury Note, 4.25%, 11/15/13	930	972,286

Total U.S. Treasury Obligations (identified cost $16,525,160)		$16,785,517

Preferred Securities — 2.7%

Security	Shares	Value
Diversified Financial Services — 1.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	2	$259,555
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	3	307,392
PPTT, 2006-A GS, Class A, 6.054%(2)(5)	8,000	806,631

		$1,373,578

Electric Utilities — 0.3%
SCE Trust I, 5.625%	15,000	$391,200

		$391,200

Insurance — 0.7%
American Overseas Group, Ltd., Series A, 7.50%(5)(6)	2,000	$760,125

		$760,125

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	20,000	$529,030

		$529,030

Total Preferred Securities (identified cost $4,212,568)		$3,053,933

Interest Rate Swaptions — 0.3%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-Month USD-LIBOR-BBA Rate and pay 1.9025%	Wells Fargo Bank, N.A.	8/13/13	$11,500	$338,646

Total Interest Rate Swaptions (identified cost $369,150)				$338,646

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09% (7)(8)	$905	$905,188
Eaton Vance Cash Reserves Fund, LLC, 0.12% (8)	1,088	1,088,174

Total Short-Term Investments (identified cost $1,993,362)		$1,993,362

Total Investments — 100.1% (identified cost $111,711,774)		$116,160,412

Other Assets, Less Liabilities — (0.1)%		$(64,623)

Net Assets — 100.0%		$116,095,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

DBUBS	-	DBUBS Mortgage Trust

ESAT	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I

MSDWC	-	Morgan Stanley Dean Witter Capital I

MTN	-	Medium-Term Note

NCUA	-	National Credit Union Administration

ORES	-	Oaktree Real Estate Investments/Sabal

PPTT	-	Preferred Pass-Through Trust 2006

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at September 30, 2012.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $8,214,801 or 7.1% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(6)	Non-income producing security.

(7)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2012, the Portfolio loaned securities having a market value of $886,596 and received $905,188 of cash collateral for the loans.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 were $1,027 and $1,442, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,783,210

Gross unrealized appreciation	$5,770,064
Gross unrealized depreciation	(1,392,862)

Net unrealized appreciation	$4,377,202

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $338,646.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$49,938,824	$—	$49,938,824
Agency Mortgage-Backed Securities	—	31,468,035	—	31,468,035
Commercial Mortgage-Backed Securities	—	11,638,798	—	11,638,798
Asset-Backed Securities	—	943,297	—	943,297
U.S. Treasury Obligations	—	16,785,517	—	16,785,517
Preferred Securities	391,200	2,662,733	—	3,053,933
Interest Rate Swaptions	—	338,646	—	338,646
Short-Term Investments	—	1,993,362	—	1,993,362
Total Investments	$391,200	$115,769,212	$—	$116,160,412

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012